Financial Risk Factors and Risk Management - Interest Rate Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	€ 20	€ 30
Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,580	4,320
Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,990	3,920
Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,810	4,290
Average | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	20	50
Average | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	5,140	4,320
Average | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	3,180	4,250
Average | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,780	3,050
Highest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	20	70
Highest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	5,770	5,040
Highest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	3,930	4,430
Highest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	5,100	5,060
Lowest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	20	30
Lowest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,580	3,890
Lowest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,990	3,920
Lowest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	€ 4,300	€ 1,280